Net Loss Per Share Attributable to Ordinary Shareholders (Details) - Schedule of Basic and Diluted Net Loss per Share Attributable to Ordinary Shareholders - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net loss for the period	$ (23,087)	$ (18,802)	$ (36,334)	$ (37,321)
Net loss attributable to ordinary shareholders, basic	$ (23,087)	$ (18,802)	$ (36,334)	$ (37,321)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic (in Shares)	8,869,691	4,081,757	7,072,950	3,434,028
Net loss per share attributable to ordinary shareholders, basic (in Dollars per share)	$ (2.6)	$ (4.61)	$ (5.14)	$ (10.87)